LEASES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019	Oct. 30, 2020	Sep. 16, 2020	Jul. 02, 2020
Accrued interest rate						8.60%
Finance lease discount rate	15.93%
Operating and finance Right-of-use assets		$ 153,851,114	$ 24,852,891
Description of operating lease liabilities		The leases expire through 2038 and contain certain renewal provisions with implied interest rates ranging from 19.2% through 11.7%. The operating leases require monthly payments ranging from $446 to $195,780.
Impairement of right-of-use assets		$ 19,785,621
Finance Weighted-average remaining lease term	42 years
Description of monthly payments		Certain lease monthly payments may escalate up to 3.0% each year, other lease monthly payments will increase to the greater of 3.0% or the consumer price index from the United States Department of Labor in which variability is included within the current and noncurrent finance lease liabilities.
Operating lease discount rate	13.38%
Operating Weighted-average remaining lease term	8 years
Warrants issued				77,052,790	30,000,000
REIT [Member]
Gain on lease modification	$ 16,274,615
Warrants issued						3,500,000
Proceeds from related party		$ 20,400,000	$ 96,373,000
Exercisable price						$ 0.34